LEASING	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
LEASING	LEASING
Sunrise leased assets include telecommunications installations like mobile sites and transmission equipment such as leased lines, shops and offices as well as vehicles. Information about leases for which Sunrise is a lessee is presented below.

Right-of-use assets

	December 31
	2024	2023
	CHF in millions
Distribution systems	1,091.4	1,166.2
Support equipment, buildings and land	171.1	128.0
Total RoU assets	1,262.5	1,294.2
At 31 December 2024 the weighted average discount rate was 5.5% (2023: 5.0%). During 2024, Sunrise recorded additions in RoU assets associated with leases of CHF 126.30 million (2023: CHF 56.20 million), respectively.
Lease expenses

	Year ended December 31
	2024	2023	2022
	CHF in millions
Depreciation and amortization
Distribution systems	101.4	99.3	96.3
Support equipment, buildings and land	28.3	28.7	49.1
Total depreciation and amortization	129.7	128.0	145.4
Interest expense	69.8	67.9	65.3
Short-term lease expense[9]	2.4	3.2	3.2
Total lease expense	201.9	199.1	213.9

[9] Included in operating income before depreciation and amortization.

Lease liabilities

Maturities of our lease liabilities are presented below:

	Year ended December 31
	2024	2023
	CHF in millions
Within 1 year	164.1	170.4
Between 1 and 2 years	152.0	153.9
Between 2 and 3 years	148.8	145.5
Between 3 and 4 years	141.3	141.9
Between 4 and 5 years	135.2	135.0
After 5 years	925.7	1,002.2
Total payments	1,667.1	1,748.9
Less: present value discount	(447.8)	(491.2)
Present value of lease payments	1,219.3	1,257.7
Current portion	164.1	170.4
Non-current portion	1,055.2	1,087.3

Cash flows from leases

	Year ended December 31
	2024	2023
	CHF in millions
Principal payments	114.4	107.6
Interest payments	61.0	58.4
Payments for short-term leases	2.4	3.2
Total payments	177.8	169.2